Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary shares, redemption per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Class A ordinary shares, redemption shares	25,913,683	22,726,721	0
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A ordinary shares
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	300,000,000	300,000,000	300,000,000
Ordinary stock, shares issued	4,086,317	7,273,279	0
Ordinary stock, shares outstanding	4,086,317	7,273,279	0
Class B ordinary shares
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	30,000,000	30,000,000	30,000,000
Ordinary stock, shares issued	7,500,000	7,500,000	8,625,000
Ordinary stock, shares outstanding	7,500,000	7,500,000	8,625,000